SHARE CAPITAL AND RESERVES - LTIP stock options outstanding and exercisable (Details) - LTIP stock option	Nov. 30, 2021 Options $ / shares	Nov. 30, 2020 Options
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	499,244	539,232
Options exercisable at the end	309,423
5.19
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	449,244
Options exercisable at the end	301,087
Exercise price | $ / shares	$ 5.19
10.41
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding	50,000
Options exercisable at the end	8,336
Exercise price | $ / shares	$ 10.41